ORGANIZATION AND PRINCIPAL ACTIVITIES - Additional information (Details ) - CNY (¥) ¥ in Thousands		12 Months Ended
	Dec. 01, 2004	Sep. 30, 2021	Sep. 30, 2020	Aug. 31, 2017
Foreign investment
Equity Method Investment, Ownership Percentage				49.00%
Variable Interest Entity, Primary Beneficiary [Member]
Assets		¥ 52,894	¥ 144,038
State Harvest Holdings Limited [Member]
Share Exchange Transaction Variable Interest Entity Voting Rights Assigned	97.96%
Period Of Operations	20 years
Assets Disposed Of By Methods Other Than Sale In Period Of Disposition		50.00%
State Harvest Holdings Limited [Member] | Criteria One [Member]
Business Combination Restriction On Control Obtained Description	49%
State Harvest Holdings Limited [Member] | Criteria Two [Member]
Business Combination Restriction On Control Obtained Description	49%